Interest income (expense), net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Banking And Thrift Interest [Abstract]
Interest income (expense), net	23. Interest income (expense), net
	Three months ended March 31,
	2017	2018
Interest income	$1,131	$3,370
Interest expense	(6,624)	(11,470)
Interest income (expense), net	$(5,493)	$(8,100)

24. Interest income (expense), net

Interest income (expense), net consists of the following:

	Year ended December 31,
	2015	2016	2017
Interest income	$8,676	$7,247	$8,182
Interest expense	(29,828)	(23,431)	(39,917)
Loss on extinguishment of debt	(10,115)	-	-
Interest income (expense), net	$(31,267)	$(16,184)	$(31,735)